Main Page (1)
	TYPE              13F-HR
	PERIOD            12/31/03
	FILER
		CIK         0001003279
		CCC         2qqjqjd$
	SUBMISSION-CONTACT
		NAME        D. Gonzales
		PHONE       312-621-6111

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fortaleza Asset Management, Inc.
Address: 	200 West Adams, Suite 2000
         	Chicago, Illinois  60606

13F File Number: 28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Diana Gonzales
Title:	Corporate Secretary
Phone:	312-621-6111


Signature, Place, and Date of Signing:

    Diana Gonzales    Chicago, Illinois     February 11, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:		71

Form 13F Information Table Value Totals:		$169,194

List of Other Included Managers:



No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                    Value  Shares or Sh/ Put/  Invstmt Other    Voting Auth
Name of Issuer               TitleofCl Cusip      (x$1000) Prn Amt   Prn Call  Dscretn Mgrs   Sole Shared  None
-----------------------------------------------------------------------------------------------------------
AirTran Holdings Inc          Common   00949P108      48    4050    sh        sole       4050   0       0
Arch Coal Inc                 Common   039380100    1502   48200    sh        sole      13300   0   34900
ADE Corporation               Common   00089C107    1793   96825    sh        sole      31925   0   64900
Amsurg Corporation            Common   03232P405    3575   94200    sh        sole      34400   0   59800
Ann Taylor Stores             Common   036115103    3951  101300    sh        sole      34400   0   66900
Aeroflex Inc                  Common   007768104    1628  139050    sh        sole      50200   0   88850
Ask Jeeves Inc                Common   045174109    2252  124300    sh        sole      45300   0   79000
Avocent Corporation           Common   053893103    2951   80800    sh        sole      27600   0   53200
Benchmark Electronics         Common   08160H101    4271  122685    sh        sole      41885   0   80800
Caci Incorporated             Common   127190304    3608   74200    sh        sole      25700   0   48500
Cabot Microelectronics Corp   Common   12709P103    2189   44675    sh        sole      14525   0   30150
Central European Distribution Common   153435102    1654   52350    sh        sole      18150   0   34200
Celgene Corp                  Common   151020104    4199   93550    sh        sole      32300   0   61250
Chico's Fashions              Common   168615102    3957  107100    sh        sole      36600   0   70500
Cleveland Cliffs Inc          Common   185896107    1564   30700    sh        sole       9200   0   21500
Closure Medical               Common   189093107    1933   56700    sh        sole      19200   0   37500
Chicago Mercantile Exchange   cl-a     167760107    3991   55150    sh        sole      18300   0   36850
Corinthian Colleges           cl-a     218868107      14     250    sh        sole        250   0       0
Coach Inc                     Common   189754104    3511   93000    sh        sole      33300   0   59700
Ceradyne Inc                  Common   156710105    3575  104975    sh        sole      35975   0   69000
Carbo Ceramics                Common   140781105    1589   31000    sh        sole       9000   0   22000
Cognizant Technologies Sol    cl-a     192446102      14     300    sh        sole        300   0       0
Cymer                         Common   232572107    2596   56200    sh        sole      19200   0   37000
Cytyc Corporation             Common   232946103     246   17800    sh        sole      12800   0    5000
Digital River                 Common   25388B104    2572  116400    sh        sole      41000   0   75400
Doral Financial               Common   25811P100      15     450    sh        sole        450   0       0
ECollege Com                  Common   27887E100    2025  109700    sh        sole      38600   0   71100
Emulex Corporation            Common   292475209    2719  101900    sh        sole      32800   0   69100
EResearch Technology Inc      Common   29481V108    3122  122812    sh        sole      42262   0   80550
Evergreen Resources Inc       Common   299900308      13     400    sh        sole        400   0       0
Factset Research              Common   303075105      11     300    sh        sole        300   0       0
Flir Systems                  Common   302445101    2290   62750    sh        sole      21550   0   41200
Freds Inc                     cl-a     356108100    1810   58415    sh        sole      19315   0   39100
Gen-Probe Inc                 Common   36866T103    4991  136850    sh        sole      49150   0   87700
Gevity                        Common   374393106    4748  213500    sh        sole      69200   0  144300
Hot Topic Inc                 Common   441339108    1852   62875    sh        sole      20975   0   41900
Hovnanian Enterprises, Inc.   cl-a     442487203      22     250    sh        sole        250   0       0
Integra LifeSciences          Common   457985208    2175   75900    sh        sole      26300   0   49600
J2 Global Communications      Common   46626E205    3107  125325    sh        sole      35425   0   89900
Joseph A Banks                Common   480838101    1649   47525    sh        sole      16425   0   31100
Kensey Nash Corp              Common   490057106    2152   92550    sh        sole      32950   0   59600
Kroll Inc                     Common   501049100      16     600    sh        sole        600   0       0
Kronos Inc                    Common   501052104    3645   92025    sh        sole      34050   0   57975
KVH Industries                Common   482738101    3417  123950    sh        sole      43050   0   80900
Martek Bioscience Corp        Common   572901106    4789   73575    sh        sole      24875   0   48700
Neurocrine Bioscience         Common   64125C109    2225   40800    sh        sole      14600   0   26200
Newport Corporation           Common   651824104    1803  108500    sh        sole      38200   0   70300
Netflix Inc                   Common   64110L106    3095   56600    sh        sole      21150   0   35450
Netscreen Technologies Inc    Common   64117V107      10     400    sh        sole        400   0       0
Oriental Financial Group      Common   68618W100    3173  123475    sh        sole    43257.5   0 80217.5
Omnivision Technologies       Common   682128103    6221  112600    sh        sole      39000   0   73600
Petco Animal Supplies Inc     Common   716016209    3252  106800    sh        sole      37100   0   69700
PF Changs China Bistro        Common   69333Y108    2066   40600    sh        sole      13800   0   26800
Panera Bread                  cl-a     69840W108      16     400    sh        sole        400   0       0
Patina Oil & Gas Corp         Common   703224105    4243   86600    sh        sole      28575   0   58025
Power Integration             Common   739276103    2852   85250    sh        sole      28800   0   56450
Pacific Sunwear of CA         Common   694873100    2481  117587    sh        sole      40387   0   77200
PrivateBancorp Inc            Common   742962103    2396   52900    sh        sole      17900   0   35000
Regis Corporation             Common   758932107    3612   91400    sh        sole      32900   0   58500
Ryland Group                  Common   783764103    3422   38600    sh        sole      13550   0   25050
Schnitzer Steel Industries    cl-a     806882106    6333  104685    sh        sole      37885   0   66800
Sepracor Inc                  Common   817315104    2198   91850    sh        sole      31650   0   60200
Sharper Image                 Common   820013100    2064   63400    sh        sole      20400   0   43000
Sandisk Corporation           Common   80004C101      11     175    sh        sole        175   0       0
Ultra Petroleum Corp          Common   903914109      57    2300    sh        sole          0   0    2300
Veeco Instruments             Common   922417100    4170  148100    sh        sole      50700   0   97400
Ventana Medical Systems       Common   92276H106    2179   55300    sh        sole      19000       36300
W Holding Company Inc         Common   929251106    3306  177633    sh        sole      58140      119493
Wright Medical                Common   98235T107    4223  138900    sh        sole      47900       91000
Wintrust Financial            Common   97650W108      14     300    sh        sole        300           0
XTO Energy, Inc.              Common   98385X106      21     757    sh        sole        757           0